UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 19, 2024 to November 18, 2024

Commission File Number of issuing entity:  333-207361-04

Central Index Key Number of issuing entity:  0001691198

CSMC 2016-NXSR Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207361

Central Index Key Number of depositor:  0001654060

Credit Suisse Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Nader Attalla (212) 325-4217
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4021765
38-4021766
38-4021767
38-4021768
38-7170500
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 18, 2024 a distribution was made to holders of the certificates issued by CSMC 2016-NXSR Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the CSMC 2016-NXSR Commercial Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on November 18, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
3	5.67%	1	$653,311.98

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSMC 2016-NXSR Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 19, 2024 to November 18, 2024.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2024. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2024. The CIK number of Column is 0001628601.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2024. The CIK number of NREC is 0001542256.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2024. The CIK number of UBS AG is 0001685185.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 27, 2024 under Commission File No. 333-207361-04 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 27, 2024 under Commission File No. 333-207361-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for CSMC 2016-NXSR Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	10/18/2024	$7,120.98
Current Distribution Date	11/18/2024	$2,322.06

*REO Account Balance
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSMC 2016-NXSR Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	10/18/2024	$4,014.84
Current Distribution Date	11/18/2024	$4,154.71

Interest Reserve Account Balance
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	10/18/2024	$0.00
Current Distribution Date	11/18/2024	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by CSMC 2016-NXSR Commercial Mortgage Trust, relating to the November 18, 2024 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on November 27, 2024 under Commission File No. 333-207361-04 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on November 27, 2024 under Commission File No. 333-207361-04 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.
(Depositor)

/s/ Nader Attalla
Nader Attalla, Authorized Signatory

Date: November 27, 2024